Supplement to the
Fidelity® Select Portfolios®
April 29, 2006
Prospectus

A special meeting of Select shareholders was held in September, 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

Business Services and Outsourcing Portfolio was renamed IT Services Portfolio.

Consumer Industries Portfolio was renamed Consumer Discretionary Portfolio.

Cyclical Industries Portfolio was renamed Industrials Portfolio.

Developing Communications Portfolio was renamed Communications Equipment Portfolio.

Food and Agriculture Portfolio was renamed Consumer Staples Portfolio.

Industrial Materials Portfolio was renamed Materials Portfolio.

The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  IT Services Industry Concentration. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
  Materials Industry Concentration. The materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information supplements similar information found in the "Investment Details" section beginning on page 51.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for Banking, Financial Services and Home Finance, which are diversified funds).

The following information replaces similar information found in the "Investment Details" section beginning on page 64.

The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide IT services is, in part, subject to continued demand for these services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

SEL-06-17 October 15, 2006
1.482105.197

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 67.

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Banking Portfolio invests primarily in companies engaged in banking.

Communications Equipment Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications equipment.

Construction and Housing Portfolio invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.

Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

Consumer Staples Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples.

Home Finance Portfolio invests primarily in companies providing mortgages and other consumer loans and related services associated with home finance.

Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

IT Services Portfolio invests primarily in companies engaged in providing information technology services.

Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

The following information replaces similar information found under the heading "Shareholder Notice" in the "Investment Details" section beginning on page 69.

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Banking Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in banking.

Communications Equipment Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.

Construction and Housing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.

Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

Consumer Staples Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.

Home Finance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing mortgages and other consumer loans and related services associated with home finance.

Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

IT Services Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing information technology services.

Materials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

Effective October 1, 2006, the following funds began comparing their performance to the indices shown below.

Air Transportation Portfolio	MSCI US Investable Market Transportation Index
Automotive Portfolio	MSCI US Investable Market Automobiles & Components Index
Banking Portfolio	MSCI US Investable Market Banks Index
Biotechnology Portfolio	MSCI US Investable Market Biotechnology Index
Brokerage and Investment Management Portfolio	MSCI US Investable Market Capital Markets Index
Chemicals Portfolio	MSCI US Investable Market Chemicals Index
Communications Equipment Portfolio	MSCI US Investable Market Communications Equipment Index
Computers Portfolio	MSCI US Investable Market Computers & Peripherals Index
Construction and Housing Portfolio	MSCI US Investable Market Construction & Housing Custom Index
Consumer Discretionary Portfolio	MSCI US Investable Market Consumer Discretionary Index
Consumer Staples Portfolio	MSCI US Investable Market Consumer Staples Index
Defense and Aerospace Portfolio	MSCI US Investable Market Aerospace & Defense Index
Electronics Portfolio	MSCI US Investable Market Semiconductors & Semiconductor Equipment Index
Energy Portfolio	MSCI US Investable Market Energy Index
Energy Service Portfolio	MSCI US Investable Market Energy Equipment & Services Index
Environmental Portfolio	MSCI US Investable Market Industrials Index
Financial Services Portfolio	MSCI US Investable Market Financials Index
Gold Portfolio	S&P/Citigroup BMI Global Gold
Health Care Portfolio	MSCI US Investable Market Health Care Index
Home Finance Portfolio	MSCI US Investable Market Thrifts & Mortgage Index
Industrial Equipment Portfolio	MSCI US Investable Market Capital Goods Index
Industrials Portfolio	MSCI US Investable Market Industrials Index
Insurance Portfolio	MSCI US Investable Market Insurance Index
IT Services Portfolio	MSCI US Investable Market IT Services Index
Leisure Portfolio	MSCI US Investable Market Consumer Services Index
Materials Portfolio	MSCI US Investable Market Materials Index
Medical Delivery Portfolio	MSCI US Investable Market Health Care Providers & Services Index
Medical Equipment and Systems Portfolio	MSCI US Investable Market Health Care Equipment & Supplies Index
Multimedia Portfolio	MSCI US Investable Market Media Index
Natural Gas Portfolio	S&P Custom Natural Gas Index
Networking and Infrastructure Portfolio	MSCI US Investable Market Information Technology Index
Paper and Forest Products Portfolio	MSCI US Investable Market Materials Index
Pharmaceuticals Portfolio	MSCI US Investable Market Pharmaceuticals Index
Retailing Portfolio	MSCI US Investable Market Retailing Index
Software and Computer Services Portfolio	MSCI US Investable Market Software & Services Index
Technology Portfolio	MSCI US Investable Market Information Technology Index
Telecommunications Portfolio	MSCI US Investable Market Telecommunications Services Index
Transportation Portfolio	MSCI US Investable Market Transportation Index
Utilities Growth Portfolio	MSCI US Investable Market Utilities Index
Wireless Portfolio	MSCI US Investable Market Telecommunications Services Index

At this time, Natural Resources Portfolio is expected to retain its current benchmark, the Goldman Sachs Natural Resources Index.

Effective October 1, 2006, the Select stock funds' hourly pricing and $7.50 exchange fee was eliminated, and the funds' new excessive trade monitoring policy applies. Exchanges between Select funds or from a Fidelity money market fund will normally be executed at the 4:00 p.m. (Eastern time) price, calculated after an order is received in proper form. Exchanges from another Fidelity stock or bond fund will continue normally to be executed at the 4:00 p.m. (Eastern time) price, calculated after an order is received in proper form.

The following language has been removed from the "Fee Table" section on page 41.

Exchange fee for the Select stock funds onlyB	$7.50

B The exchange fee will be deducted from the amount of your exchange, but you will not be charged an exchange fee if you exchange through any of Fidelity's automated exchange services.

The following information replaces the similar information found in the "Valuing Shares" section on page 71.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. The Select money market fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following language has been removed from the "Valuing Shares" section on page 71.

In addition, Fidelity intends to calculate the NAV of each Select stock fund each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each Select stock fund's assets are valued as of these times for the purpose of computing the fund's hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for Select stock funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Prices may not be readily available in circumstances in which markets or exchanges are closed or trading is restricted; pricing services are not available or Fidelity believes that prices are not reflective of actual market value; or other conditions exist that make it impracticable to determine an hourly NAV. In the event that Fidelity suspends an hourly NAV for one or more Select funds, it may suspend hourly pricing for some or all other Select funds.

The following language has been added to the "Valuing Shares" section on page 71.

While each Select stock fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The funds' Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares and the following language replaces similar language in the "Buying and Selling Shares" section beginning on page 74.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for each Select stock fund. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that shareholders will purchase and sell shares of the Select money market fund frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and the Select money market fund accommodates frequent trading.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the Select stock funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The Select money market fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, each Select stock fund imposes a short-term redemption fee on redemptions from each Select stock fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each Select stock fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The Select stock funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The Select stock funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Effective October 1, 2006, the following language has been removed from the "Exchanging Shares" section on page 75.

  Exchanges between Select funds or from a Fidelity money market fund will normally be executed at the next hourly price calculated after your order is received in proper form. An exchange between two Select funds may be delayed in the event one of the funds suspends calculation of its hourly NAV.
  Exchanges from another Fidelity stock or bond fund will normally be executed at the 4:00 p.m. price Eastern time, calculated after your order is received in proper form.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 77.

Neither Good Friday nor any day the Select money market fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information for Pharmaceuticals Portfolio found in the "Fund Management" section on page 79.

Andrew Oh is manager of Pharmaceuticals Portfolio, which he has managed since July 2006. He joined Fidelity Investments in 2006 as an equity research analyst. Prior to Fidelity, Mr. Oh was director and senior pharmaceuticals analyst for Leernik Swann & Company in New York. From 2001 to 2004, he was senior equity research associate following the U.S. large cap pharmaceuticals sector for JP Morgan Chase in New York.

The following information replaces the biographical information for Health Care Portfolio found in the "Fund Management" section on page 79.

Matthew Sabel is manager of Health Care Portfolio, which he has managed since August 2006. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

The following information replaces the biographical information for Automotive Portfolio found in the "Fund Management" section on page 80.

Lee Miles is manager of Automotive Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Miles was a vice president and research analyst for Bernstein Investment Research & Management/Alliance Capital in New York. Previously, he was an engagement manager at McKinsey & Company in Stamford, Conn.

The following information replaces the biographical information for Brokerage and Investment Management Portfolio found in the "Fund Management" section on page 80.

Yolanda Taylor is manager of Brokerage and Investment Management Portfolio. Since joining Fidelity Investments in 1997, Ms. Taylor has worked as a research analyst, co-director of research and portfolio manager.

The following information replaces the biographical information for Consumer Discretionary Portfolio found in the "Fund Management" section on page 80.

Martin Zinny is manager of Consumer Discretionary Portfolio, which he has co-managed since July 2006. He became lead manager of the fund in October 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999. Mr. Zinny manages other Fidelity Funds.

The following information replaces the biographical information for Energy Portfolio and Natural Resources Portfolio found in the "Fund Management" section on page 80.

John Dowd is manager of Energy Portfolio and Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the biographical information for Home Finance Portfolio found in the "Fund Management" section on page 80.

Richard Manuel is manager of Home Finance Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The following information replaces the biographical information for Leisure Portfolio found in the "Fund Management" section on page 80.

Geoffrey Kuli is manager of Leisure Portfolio, which he has managed since October 2006. Mr. Kuli joined Fidelity Investments in 2006 as a research analyst. Prior to joining Fidelity, Mr. Kuli worked as a senior equity analyst.

The following information replaces the biographical information for Multimedia Portfolio found in the "Fund Management" section on page 80.

Kristina Salen is manager of Multimedia Portfolio, which she has managed since September 2006. Ms. Salen joined Fidelity Investments in 2006 as a research analyst. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

The following information replaces the biographical information for Utilities Growth Portfolio found in the "Fund Management" section on page 81.

Douglas Simmons is manager of Utilities Growth Portfolio, which he has managed since October 2006. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.